Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 8,501	¥ 76,470	¥ (10,798)
Net gains or losses from derivative contracts	(1,520)	(10,271)	1,667
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(67,984)	(35,565)	(58,244)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	69,727	77,631	53,442
Changes in the fair value of the reinsurance contracts	1,083	11,909	(5,757)
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(1,075)	(9,412)	1,257
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(445)	(261)	8
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ 0	¥ (598)	¥ 402